Net earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Loss Per Share Details Narrative
Income available to common stockholders ($ in thousands)	$ 2,795	$ 2,871	$ 1,110
Basic net earnings per share	$ 0.54	$ 0.55	$ 0.21
Basic weighted average common shares outstanding	5,143,648	5,173,431	5,246,903
Effect of dilutive securities – Options	172,745
Diluted weighted average common and potential common shares outstanding	5,316,393	5,173,431	5,246,903
Diluted net earnings income per share	$ 0.53	$ 0.55	$ 0.21